Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends and interest	$ 60,461,022
Net appreciation of investments	282,023,962
Contributions:
Company	49,120,915
Participants	90,000,940
Distributions to participants	(317,338,072)
Administrative expenses	(722,693)
Net increase	163,546,074
Net assets available for benefits at beginning of year	2,894,680,327
Net assets available for benefits at end of year	$ 3,058,226,401